Other Financial Liabilities (Details) € in Thousands, $ in Thousands	Sep. 08, 2016 EUR (€) installment agreement	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Categories of financial liabilities [abstract]
Non-Current			$ 49,011	$ 86,467
Current			88,420	1,592
Total			137,431	88,059
Financial Loans With Governments Agencies [Member]
Categories of financial liabilities [abstract]
Non-Current			10,971	85,768
Current			88,420	1,592
Total			99,391	87,360
Financial Loans With Governments Agencies [Abstract]
Interest rate as a percentage	2.29%
Amortized cost		€ 72,517	86,969
Loan Number 1 [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received | €	€ 44,900
Number of loan installments | installment	7
Borrowings Term	10 years
Grace period at start of loan	3 years
Loan Number 2 [Member]
Financial Loans With Governments Agencies [Abstract]
Loans received | €	€ 26,900
Derivatives [member]
Categories of financial liabilities [abstract]
Non-Current			38,040	699
Total			$ 38,040	$ 699
FerroAtlantica De Venezuela SA | Financial Loans With Governments Agencies [Member]
Financial Loans With Governments Agencies [Abstract]
Number of loan agreements | agreement	2